Loans Receivable (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Troubled Debt Restructurings
Number of Loans	7	6
Recorded Investment	$ 804,335	$ 925,596
Allowance for Loan Losses Allocated	58,001	58,576
Commercial loans
Troubled Debt Restructurings
Number of Loans	7	6
Recorded Investment	804,335	925,596
Allowance for Loan Losses Allocated	58,001	58,576
Commercial real estate
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Consumer loans
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Home equity
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	0	0
Residential mortgages
Troubled Debt Restructurings
Number of Loans	0	0
Recorded Investment	0	0
Allowance for Loan Losses Allocated	$ 0	$ 0